Cash and Cash Equivalents - Transactions in the course of collection (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Documents drawn on other banks (clearing)	$ 222,261	$ 210,743
Funds receivable	109,159	78,451
Subtotal transactions in the course of collection	331,420	289,194
Liabilities
Funds payable	(98,869)	(44,436)
Subtotal transactions in the course of payment	(98,869)	(44,436)
Total transactions in the course of collection	$ 232,551	$ 244,758